As filed with the Securities and Exchange Commission on December 20, 2005

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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                   FORM N-Q


       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY



                 Investment Company Act file number 811-06680


          -----------------------------------------------------------


                              BHIRUD FUNDS INC.
              (Exact name of registrant as specified in charter)

                          C/o Bhirud Associates, Inc.
                       3 Thorndal Circle, Darien, CT 06820

               (Address of principal executive offices)(Zip code)


          -----------------------------------------------------------


                              SURESH L. BHIRUD
                          C/o Bhirud Associates, Inc.
                      3 Thorndal Circle, Darien, CT 06820

                   (Name and address of agent for service)

                                1-203-662-6659
              Registrant's telephone number, including area code


          -----------------------------------------------------------


Date of fiscal year end: July 31, 2005

Date of reporting period: October 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. SCHEDULE OF INVESTMENTS


------------------------------------------------------------------------
               SCHEDULE OF INVESTMENTS - APEX MID CAP GROWTH FUND
                          October 31, 2005 (unaudited)
------------------------------------------------------------------------
            CO.  NAME                      Shares     % MV       Market
                                                                  Value
------------------------------------------------------------------------

            LOOKSMART LTD *                  1000                 4,000
TOTAL       ADVERTISING - PROMOTIONAL                 1.08        4,000

            TIVO *                           3000                14,520
TOTAL       BROADCASTING                              3.90       14,520

            EMC CORPORATION *                 500                 6,980
            SILICON STORAGE TECH *           1000                 5,050
TOTAL       COMPUTER & PERIP.                         3.23       12,030

            CHINA.COM CORP CLASS A *         5050                17,322
            CITYVIEW CORP *                 10000                   250
            FVC . COM *                      3000                    51
            RED HAT *                        1200                27,864
            VA LINUX SYSTEMS *               1000                 1,340
TOTAL       COMPUTER SOFTW & SVC                     12.59       46,827

            INTERNET INITIATIVE JAPAN *      2000                17,940
TOTAL       DATA CENTER SERVICES                      4.82       17,940

            EDULINK INC *                   40000                    16
TOTAL       DIVERSIFIED CO                            0.00           16

            AMGEN INC. *                      100                 7,562
            ICOS CORP. *                      750                20,235
            NEKTAR THERAPEUTICS *             100                 1,506
            VIVUS INC *                         8                    26
TOTAL       DRUG INDUSTRY                             7.89       29,329

            AROTECH CORP *                   5000                 2,950
TOTAL       ELECTRICAL EQUIPT.                        0.79        2,950

            ADAPTIVE BROADBAND *             1300                    52
            VPGI CORP *                      8500                   510
TOTAL       ELECTRONICS                               0.15          562

            DIAMOND HITTS PRODUCTION IN *    9000                     1
TOTAL       ENTERTAINMENT                             0.00            1

            TALKPOINT LIQUIDATION *           200                     0
TOTAL       ENVIRONMENTAL                             0.00            0

            ARCHIPELAGO HOLDINGS INC. *       200                 9,660
TOTAL       FINANCIAL SERVICES                        2.60        9,660

            NETEASE COM INC. *                200                15,254
            SHANDA INTERACTIVE ENTERTAI *     500                12,385
TOTAL       HEALTHCARE INFO SYS                       7.43       27,639

            ACCLAIM ENTERTAINMENT INC. *     1000                    10
TOTAL       HOTEL / GAMING                            0.00           10

            IDENTIX INC. *                   1000                 4,430
            VISAGE TECHNOLOGY *              3000                13,800
TOTAL       INDUSTRIAL SERVICES                       4.90       18,230

            IVILLAGE *                       1000                 7,350
TOTAL       INFORMATION PORTALS                       1.98        7,350

            SATYAM INFOWAY LIMITED *         3000                15,270
TOTAL       INTERNET SERVICE PROVIDER                 4.11       15,270

            CMG INFORMATION SERVICES *      21000                33,180
TOTAL       INVESTMENT CO. (DOM) COMP.                8.92       33,180

            TRIMEDYNE INC *                 20000                12,600
TOTAL       MEDICAL SUPPLIES                          3.39       12,600

            JPC CAP PARTNERS INC *            116                     2
TOTAL       MISCELLANEOUS                             0.00            2

            SINA CORPORATION *               1000                25,350
TOTAL       ONLINE MEDIA                              6.82       25,350

            HOMESTORE.COM *                  3000                10,890
TOTAL       REAL ESTATE INVESTME                      2.93       10,890

            EGGHEAD.COM *                    4260                    13
            GSV INC *                         200                    50
            LOUDEYE CORP *                  20000                14,600
TOTAL       RETAIL SPECIALTY                          3.94       14,663

            TRANSMETA CORPORATION *          4000                 4,920
TOTAL       SEMICONDUCTOR                             1.32        4,920

            FOCUS ENHANCEMENTS *             5000                 4,100
TOTAL       SEMICONDUCTOR CAP EQ                      1.10        4,100

            AIRNET COMMUNICATIONS *           500                   640
            CIENA CORP *                     8000                18,960
            OCCAM NETWORKS *                 2000                   510
            SONUS NETWORKS *                 1000                 4,360
            ZHONE TECHNOLOGIES INC. *        1097                 2,479
TOTAL       TELECOM. EQUIPMENT                        7.25       26,949

            HIGH SPEED ACCESS *              1000                    20
            INTERNAP CORP. *                20000                 9,600
            KOREA THRUNET CO LTD. *            25                     0
            USURF AMERICA INC *             50000                 1,100
TOTAL       TELECOM. SERVICES                         2.88       10,720

            TOTAL COMMON STOCKS                      94.03      349,708
------------------------------------------------------------------------
            TOTAL INVESTMENTS                        94.03      349,708
            OTHER ASSETS (LESS LIABILITIES)           5.97       22,199
------------------------------------------------------------------------
            NET ASSETS                              100.00      371,907
            NET ASSETS VALUE PER SHARE                             1.36
            OFFERING PRICE PER SHARE                               1.36
------------------------------------------------------------------------
            * Non - income producing securities



For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent annual report.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Apex Mid Cap Growth Fund

By: /s/ Suresh L. Bhirud
        --------------------
        Suresh L. Bhirud
        Chairman, President, Treasurer

Date: December 20, 2005


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the fol-lowing person on behalf of the registrant and in the capacities and on the date indicated.

By: /s/ Suresh L. Bhirud
        --------------------
        Suresh L. Bhirud
        Chairman, President, Treasurer

Date: December 20, 2005